                          SUPPLEMENT TO PROSPECTUS FOR
                         MANUFACTURERS INVESTMENT TRUST
                             DATED NOVEMBER 1, 2000


     The portfolios listed below are under review by the Adviser of the Trust. On April 5-6, 2001, the Board of Trustees of the Trust will meet to consider the following changes to these portfolios which have been recommended by the Adviser to the Trustees. If approved by the Board of Trustees, these changes are expected to become effective April 30, 2001 except for changes requiring shareholder approval which are scheduled to become effective May 4, 2001.

CHANGES TO SUBADVISERS TO THE FOLLOWING PORTFOLIOS:

----------------------------------------------------------------------------------------------------------------
Portfolio                         Current Subadviser                          Proposed New Subadviser
----------------------------------------------------------------------------------------------------------------
Small Company Value Trust         AXA Rosenberg Investment Management LLC     T. Rowe Price Associates, Inc.
                                                                              ("T. Rowe Price")
Global Equity Trust               Morgan Stanley Asset Management             Putnam Investment Management, Inc.
                                                                              ("Putnam")
Balanced Trust*                   Founders Asset Management LLC               Manufacturers Adviser Corporation
                                                                              ("MAC")
Real Estate Securities Trust      Manufacturers Adviser Corporation           Cohen & Steers Capital Management,
                                                                              Inc. ("Cohen & Steers")
----------------------------------------------------------------------------------------------------------------

* Shareholder approval is required to change the subadviser for the Balanced Trust to MAC since MAC is an affiliate of the Adviser to the Trust. A shareholder meeting has been scheduled for May 4, 2001 to approve this change. If this change is approved by shareholders, it will become effective May 4, 2001.

     In connection with the proposed subadviser changes listed above, the Adviser is recommending to the Board of Trustees that it also approve the following changes to the portfolios listed above.

     SMALL COMPANY VALUE TRUST

New Investment Policies. The investment policies of the Small Company Value Trust are proposed to be amended as follows to reflect the management style of
T. Rowe Price: T. Rowe Price will, under normal market conditions, invest the portfolio's assets primarily in small companies whose common stocks are believed to be undervalued. Normally, the portfolio will invest at least 65% of its total assets in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase. While most assets will be invested in U.S. common stocks, the portfolio may purchase other securities, including foreign securities, futures and options.

     GLOBAL EQUITY TRUST

Investment Policies. The investment policies of the Global Equity Trust are proposed to be amended as follows to reflect the management style of Putnam:
Putnam will, under normal market conditions, invest at least 65% of the portfolio's assets in equity securities of companies in at least three different countries, including the U.S. Putnam seeks to invest in companies with stock prices that it believes reflect a lower value than the value Putnam places on the business and for factors that it believes will cause the stock prices to increase toward that latter value. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies.

     BALANCED TRUST

New Investment Policies. The investment policies of the Balanced Trust are proposed to be amended as follows to reflect the management style of MAC: MAC will invest the portfolio's assets in a balanced portfolio of (i) Equity Securities (as defined below) and (ii) Fixed Income Securities (as defined below).

     The Balanced Trust may invest up to 70% of its total assets in common stocks, convertible corporate obligations, and preferred stocks of companies that have a market capitalization of at least $500 million (collectively, "Equity Securities"). Under normal market conditions, the portfolio will invest at least 40% of its assets in Equity Securities.

     The Balanced Trust may invest up to 50% of its total assets in fixed income securities including, without limitation, U.S. governmental obligations, investment grade corporate bonds, high yield corporate bonds, asset-backed securities, mortgage-backed securities, collateralized mortgage obligations (collectively, "Fixed Income Securities"). Under normal market conditions, the portfolio will invest at least 25% of its assets in Fixed Income Securities. At least 65% of the Fixed Income Securities purchased by the portfolio will be either (a) U.S. government securities or (b) securities rated A or higher by Moody's or Standard & Poor's (or of equivalent quality as determined by MAC).

(The changes to the Balanced Trust will become effective if shareholders of the Balanced Trust approve MAC as subadviser to the Trust. A shareholders meeting has been scheduled for May 4, 2001 to approve MAC as subadviser to the Balanced Trust.)

     REAL ESTATE SECURITIES TRUST

Investment Policies. Cohen & Steers will continue to follow the Real Estate Securities Trust's current investment policy of investing the portfolio's assets, under normal market conditions, substantially (at least 65% of total assets) in common stocks and other equity securities issued by real estate companies, such as "real estate investment trusts" ("REITs").

             CHANGES TO THE ADVISORY FEE AND INVESTMENT OBJECTIVE OF
                        THE REAL ESTATE SECURITIES TRUST

     In connection with the proposed subadviser change for the Real Estate Securities Trust, the Adviser is recommending to the Board of Trustees that it also approve an increase in the advisory fee and a change in the investment objective for this portfolio as noted below.


Increase in the Advisory Fee. The current advisory fee is 0.700% . The Adviser has recommended that the fee be increased to:

                                                           BETWEEN          BETWEEN
                                                         $50 MILLION     $200 MILLION
                                            FIRST            AND              AND          EXCESS OVER
PORTFOLIO*                               $50 MILLION    $200 MILLION     $500 MILLION     $500 MILLION


Real Estate Securities Trust ...........  .800%            .800%           .750%            .750%


Change in the Investment Objective. The current investment objective of the portfolio is:

     "to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and fixed income securities."

     The proposed new investment objective is:

     "to seek to achieve a combination of long-term capital appreciation and current income."

     The increase in the advisory fee and the change in the investment objective for the Real Estate Securities Trust will require the approval of the shareholders of this portfolio. A shareholders meeting has been scheduled for May 4, 2001 to approve these changes. If approved by shareholders, these changes will become effective on May 4, 2001.

     DECREASE IN THE ADVISORY FEE OF THE BALANCED TRUST

     In connection with the proposed subadviser change for the Balanced Trust, the Adviser is recommending to the Board of Trustees that it also approve a decrease in the advisory fee as noted below.

Decrease in the Advisory Fee. The current advisory fee is .800% . The Adviser has proposed to decrease this fee to:

                                                BETWEEN          BETWEEN
                                              $50 MILLION     $200 MILLION
                                FIRST             AND              AND          EXCESS OVER
PORTFOLIO*                   $50 MILLION     $200 MILLION     $500 MILLION     $500 MILLION


Balanced Trust ...........    .750%            .700%              .650%            .650%



     CHANGES TO THE INVESTMENT POLICIES AND NAME OF THE MID CAP BLEND TRUST

     The Adviser is recommending to the Board of Trustees that the name of the Mid Cap Blend Trust be changed to Strategic Opportunities effective April 30, 2001. The purpose of this name change is to reflect that the portfolio may invest not only in mid cap securities but also in other equity securities without regard to the size of their market cap.

                THE DATE OF THIS SUPPLEMENT IS FEBRUARY 9, 2001.